UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:    811-1027

NAME OF REGISTRANT:                    VANGUARD WORLD FUND

ADDRESS OF REGISTRANT:                 PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE: ANNE E. ROBINSON
                                       PO BOX 876
                                       VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:               AUGUST 31

DATE OF REPORTING PERIOD:              JULY 1, 2022 - JUNE 30, 2023

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81101027V
Reporting Period: 07/01/2022 - 06/30/2023
VANGUARD WORLD FUND

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast by the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.



===================== VANGUARD ESG U.S. CORPORATE BOND ETF =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

By: /s/Mortimer J. Buckley
       Mortimer J. Buckley*
       Chief Executive Officer, President, and Trustee

Date:  August 28, 2023
*By:   /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.